Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 15, 2016	Jun. 30, 2015
Entity Registrant Name	Tribune Media Company
Entity Central Index Key	0000726513
Document Type	S-4
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,347,656,884
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Common Class A
Entity Common Stock, Shares Outstanding		92,409,493
Common Class B
Entity Common Stock, Shares Outstanding		5,605